AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 271	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 272	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on December 18, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 271 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 18, 2011 as the new effective date for Post-Effective Amendment No. 195 to the Trust’s Registration Statement, which was filed on February 18, 2011 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 195 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 229 to the Trust’s Registration Statement, filed on July 8, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 18th day of November, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	November 18, 2011
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	November 18, 2011
Steven M. Hill

/s/ Anna Paglia	Secretary	November 18, 2011
Anna Paglia

*/s/ H. Bruce Bond	Chairman and Trustee	November 18, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	November 18, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 18, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 18, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 18, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	November 18, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	November 18, 2011
Donald H. Wilson

*By: /s/ Anna Paglia		November 18, 2011
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed herewith.